Note 13 - Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance	$ 2,948	$ 2,822
Decrease resulting from current period tax positions	(1,996)	(120)
Increase resulting from current period tax positions	361	246
Balance	$ 1,313	$ 2,948